CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
CONTRACT LIABILITIES
Schedule of breakdown of contract liabilities, current

	2019	2020
Advances from customers for Mobile	5,199	5,047
Advances from customers for Enterprise	1,261	1,884
Advances from customers for WIB	721	668
Advances from customers for Consumer	76	112
Others (each below Rp75 billion)	173	121
Total	7,430	7,832

Schedule of breakdown of contract liabilities, non-current

	2019	2020
Advances from customers for Consumer	391	590
Advances from customers for WIB	327	344
Advances from customers for Enterprise	83	68
Others	4	5
Total	805	1,007